MORTGAGE-BACKED SECURITIES	12 Months Ended
Jun. 30, 2014
MORTGAGE-BACKED SECURITIES [Abstract]
MORTGAGE-BACKED SECURITIES
4.	MORTGAGE-BACKED SECURITIES

Mortgage-backed securities ("MBS") include mortgage pass-through certificates ("PCs") and collateralized mortgage obligations ("CMOs"). With a pass-through security, investors own an undivided interest in the pool of mortgages that collateralize the PCs. Principal and interest are passed through to the investor as they are generated by the mortgages underlying the pool. PCs and CMOs may be insured or guaranteed by Freddie Mac ("FHLMC"), Fannie Mae ("FNMA"), and the Government National Mortgage Association ("GNMA"). CMOs may also be privately issued with varying degrees of credit enhancements. A CMO reallocates mortgage pool cash flow to a series of bonds (called traunches) with varying stated maturities, estimated average lives, coupon rates, and prepayment characteristics.

The Company's CMO portfolio is comprised of two segments: CMOs backed by U.S. Government Agencies ("Agency CMOs") and CMOs backed by single-family whole loans not guaranteed by a U.S. Government Agency ("Private-Label CMOs").

At June 30, 2014, the Company's Agency CMOs totaled $212.8 million as compared to $135.6 million at June 30, 2013. The Company's private-label CMOs totaled $2.5 million at June 30, 2014 as compared to $3.7 million at June 30, 2013. The $76.0 million increase in the CMO segment of our MBS portfolio was primarily due to purchases of U.S. Government Agency CMOs totaling $98.7 million, and $409 thousand in amortization of non-credit unrealized holding losses on private-label CMOs with other-than-temporary impairment, which were partially offset by repayments on our Agency CMOs totaling $21.6 million and $1.5 million in repayments on our private-label CMOs. At June 30, 2014, approximately $215.3 million or 100.0% (book value) of the Company's MBS portfolio, including CMOs, were comprised of adjustable or floating rate investments, as compared to $139.3 million or 100.0% at June 30, 2013. Substantially all of the Company's floating rate MBS adjust monthly based upon changes in the one month LIBOR. The Company has no investment in multi-family or commercial real estate based MBS.

Due to prepayments of the underlying loans, and the prepayment characteristics of the CMO traunches, the actual maturities of the Company's MBS are expected to be substantially less than the scheduled maturities.

The Company retains an independent third party to assist it in the determination of a fair value for three of its private-label CMOs. This valuation is meant to be a "Level Three" valuation as defined by ASC Topic 820, Fair Value Measurements and Disclosures. The valuation does not represent the actual terms or prices at which any party could purchase the securities. There is currently no active secondary market for private-label CMOs and there can be no assurance that any secondary market for private-label CMOs will develop. The private-label CMO portfolio had three previously recorded other-than-temporary impairments at June 30, 2014. During the fiscal year ending June 30, 2014, the Company reversed $347 thousand of non-credit unrealized holding losses on three of its private-label CMOs with OTTI due to principal repayments. During the twelve months ended June 30, 2014, the Company recorded a $19 thousand credit impairment charge on one private-label CMO.

The Company believes that the data and assumptions used to determine the fair values are reasonable. The fair value calculations reflect relevant facts and market conditions. Events and conditions occurring after the valuation date could have a material effect on the private-label CMO segment's fair value.

The amortized cost and fair values of mortgage-backed securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2014
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$212,781	$1,370	$(2,097)	$212,054
Private-label	2,554	408	-	2,962

Total	$215,335	$1,778	$(2,097)	$215,016

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2013
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$135,621	$368	$(256)	$135,733
Private-label	3,647	621	(3)	4,265

Total	$139,268	$989	$(259)	$139,998

The amortized cost and fair value of mortgage-backed securities at June 30, 2014, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)
HELD TO MATURITY
Amortized cost	$-	$-	$563	$214,772	$215,335
Fair value	-	-	583	214,433	215,016
Weighted average yield	-%	-%	1.60%	1.51%	1.51%

At June 30, 2014, mortgage-backed securities with amortized costs of $148.3 million and fair values of $147.0 million were pledged to secure public deposits and borrowings with the Federal Home Loan Bank. Of the securities pledged, $16.5 million of fair value was excess collateral. Excess collateral is maintained to support future borrowings and may be withdrawn by the Company at any time. At June 30, 2013 mortgage-backed securities with an amortized cost of $123.7 million and fair values of $123.8 million, were pledged to secure borrowings with the Federal Home Loan Bank and public deposits. Of the securities pledged, $20.9 million of fair value was excess collateral.